DEBT - Summary of Outstanding PPP and Other Governmental Loans (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Aug. 12, 2021 USD ($)	Aug. 12, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
Debt Instrument [Line Items]
Total outstanding principal balance	$ 152,782		$ 187,156
Total PPP and other governmental loans	134,396		173,233
Less : Current portion of long term debt	(7,514)		(11,063)
Long term debt, net of current portion	126,882		162,170
Highly Affected Sectors Credit Availability Program ("HASCAP")
Debt Instrument [Line Items]
Amount of loan					$ 198	$ 250
Total outstanding principal balance	179	$ 243	198
Less : Current portion of long term debt	(72)		(338)
Long term debt, net of current portion	159		1,915
Canada Emergency Business Account ("CEBA")
Debt Instrument [Line Items]
Total outstanding principal balance	52		55
Canada Emergency Business Account ("CEBA") | Line of Credit
Debt Instrument [Line Items]
Amount of loan			16	$ 20			$ 39	$ 50
Total outstanding principal balance	52	$ 70	55	$ 70
Paycheck Protection Program (PPP)
Debt Instrument [Line Items]
Total outstanding principal balance	0		2,000
Governmental Loans
Debt Instrument [Line Items]
Total PPP and other governmental loans	$ 231		$ 2,253